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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number: __

     This Amendment (Check only one.) |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Management Advisors, LLC
Address: 1900 Avenue of the Stars
         Suite 900
         Los Angeles, CA 90067

Form 13F File Number: 028-03819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles Larson
Title:  SVP, CFO, COO
Phone:  310-229-2947

Signature, Place, and Date of Signing:

Charles Larson                         Los Angeles, CA           1-30-07
------------------------------------   ----------------------    ---------------
            [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         114

Form 13F Information Table Value Total:     121,713
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

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                           FORM 13F INFORMATION TABLE

                                                                                                           VOTING AUTHORITY
                                                         VALUE     SHARES/   SH/ PUT/ INVSTMT  OTHER   -----------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN MANAGERS     SOLE    SHARED NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ------- -------- ----------- ------ ----
ABN AMRO HOLDING NV-SP ADR     COM            000937102     1638   56070.000 SH       SOLE               56070.000
ACTIVISION INC                 COM            004930202      325   21498.000 SH       SOLE               21498.000
AGL RESOURCES INC              COM            001204106      303    8300.000 SH       SOLE                8300.000
ALBERTO-CULVER CO              COM            013068101     1371   27100.000 SH       SOLE               27100.000
ALLIANCE RESOURCE PARTNERS     COM            01877R108      247    7100.000 SH       SOLE                7100.000
ALTRIA GROUP INC               COM            02209S103     1578   20620.000 SH       SOLE               20620.000
AMERICAN CAMPUS COMMUNITIES    COM            024835100      202    7900.000 SH       SOLE                7900.000
AMERICAN CAPITAL STRATEGIES    COM            024937104      426   10800.000 SH       SOLE               10800.000
AMETEK INC                     COM            031100100      672   15440.000 SH       SOLE               15440.000
ASSURANT INC                   COM            04621X108     1526   28570.000 SH       SOLE               28570.000
AT&T INC                       COM            00206R102      303    9300.000 SH       SOLE                9300.000
AUST & NZ BNKG GRP-SPON ADR    COM            052528304      290    2900.000 SH       SOLE                2900.000
BANK OF AMERICA CORP           COM            060505104     1758   32820.000 SH       SOLE               32820.000
BHP BILLITON LTD-SPON ADR      COM            088606108      923   24360.000 SH       SOLE               24360.000
BILLY MARTIN'S USA INC         COM            090192402        0 1000000.000 SH       SOLE             1000000.000
BOARDWALK PIPELINE PARTNERS    COM            096627104      246    9200.000 SH       SOLE                9200.000
BOSTON PIZZA ROYALTIES-UNITS   COM            101084101      432   25500.000 SH       SOLE               25500.000
BP PLC-SPONS ADR               COM            055622104      238    3628.000 SH       SOLE                3628.000
BP PRUDHOE BAY ROYALTY TRUST   COM            055630107      397    5400.000 SH       SOLE                5400.000
BT GROUP PLC ADR               COM            05577E101      308    6100.000 SH       SOLE                6100.000
BUNGE LIMITED                  COM            BMG169621     1428   24650.000 SH       SOLE               24650.000
CADBURY SCHWEPPES-SPONS ADR    COM            127209302     1284   30030.000 SH       SOLE               30030.000
CANETIC RESOURCES TRUST        COM            137513107      245   14400.000 SH       SOLE               14400.000
CBL & ASSOCIATES PROPERTIES    COM            124830100      310    7400.000 SH       SOLE                7400.000
CHEROKEE INC                   COM            16444H102      311    8500.000 SH       SOLE                8500.000
CHINA FUND INC                 COM            169373107      227    7800.000 SH       SOLE                7800.000


CISCO SYSTEMS INC              COM            17275R102     1350   58755.000 SH       SOLE               58755.000
COMPASS MINERALS INTERNATION   COM            20451N101      311   11000.000 SH       SOLE               11000.000
CONOCOPHILLIPS                 COM            20825C104     1139   19140.000 SH       SOLE               19140.000
CROSS TIMBERS ROYALTY TRUST    COM            22757R109      426    9200.000 SH       SOLE                9200.000
CROSSTEX ENERGY LP             COM            22765U102      247    6900.000 SH       SOLE                6900.000
DAVITA INC.                    COM            23918K108     1376   23770.000 SH       SOLE               23770.000
DCP MIDSTREAM PARTNERS LP      COM            23311P100      246    8800.000 SH       SOLE                8800.000
DIAGEO PLC-SPONSORED ADR       COM            25243Q205      291    4100.000 SH       SOLE                4100.000
DIAMONDROCK HOSPITALITY CO     COM            252784301      196   11800.000 SH       SOLE               11800.000
EAST WEST BANCORP INC.         COM            27579R104     1206   30440.000 SH       SOLE               30440.000
EMERSON ELECTRIC CO            COM            291011104     1647   19640.000 SH       SOLE               19640.000
ENERGY TRANSFER PARTNERS LP    COM            29273R109      250    5400.000 SH       SOLE                5400.000
ENERPLUS RESOURCES FUND        COM            29274D604     1195   23770.000 SH       SOLE               23770.000
ENI SPA-SPONSORED ADR          COM            26874R108      304    5100.000 SH       SOLE                5100.000
EXXON MOBIL CORP               COM            30231G102      686   10228.000 SH       SOLE               10228.000
GAMESTOP CORP-CL A             COM            36467W109     1350   29180.000 SH       SOLE               29180.000
GLAXOSMITHKLINE PLC-ADR        COM            37733W105      463    8700.000 SH       SOLE                8700.000
GRACO INC                      COM            384109104      695   17800.000 SH       SOLE               17800.000
HALLIBURTON CO                 COM            406216101      860   30230.000 SH       SOLE               30230.000
HARVEST ENERGY TRUST           COM            41752X101      380   14000.000 SH       SOLE               14000.000
HEWLETT-PACKARD CO             COM            428236103     1195   32570.000 SH       SOLE               32570.000
HONEYWELL INTERNATIONAL INC    COM            438516106      204    5000.000 SH       SOLE                5000.000
ILLINOIS TOOL WORKS            COM            452308109     1386   30860.000 SH       SOLE               30860.000
IMPERIA ENTERTAINMENT INC      COM            45256N105        0   20000.000 SH       SOLE               20000.000
INDIA FUND INC                 COM            454089103      252    5700.000 SH       SOLE                5700.000
INNOVO GROUP INC               COM            457954600        6   15000.000 SH       SOLE               15000.000
INTUIT INC                     COM            461202103     1277   39800.000 SH       SOLE               39800.000
ISHARES MSCI EAFE INDEX FUND   COM            464287465     2570   37930.000 SH       SOLE               37930.000
ISHARES MSCI EMERGING MKT IN   COM            464287234      300    3100.000 SH       SOLE                3100.000
ISHARES MSCI JAPAN INDEX FD    COM            464286848      208   15350.000 SH       SOLE               15350.000
J.C. PENNEY CO INC             COM            708160106     1380   20175.000 SH       SOLE               20175.000
JOHNSON & JOHNSON              COM            478160104     1442   22200.000 SH       SOLE               22200.000


KKR FINANCIAL CORP             COM            482476306      292   11900.000 SH       SOLE               11900.000
LANDAUER INC                   COM            51476K103      310    6100.000 SH       SOLE                6100.000
LEVEL 3 COMMUNICATIONS INC     COM            52729N100       59   11000.000 SH       SOLE               11000.000
MACQUARIE INFRASTRUCTURE CO    COM            55607X108      293    9400.000 SH       SOLE                9400.000
MAGELLAN MIDSTREAM PARTNERS    COM            559080106      251    6800.000 SH       SOLE                6800.000
MARTIN MIDSTREAM PARTNERS LP   COM            573331105      251    7600.000 SH       SOLE                7600.000
MEDICAL PROPERTIES TRUST       COM            58463J304      197   14700.000 SH       SOLE               14700.000
MERCK & CO. INC.               COM            589331107     1734   41380.000 SH       SOLE               41380.000
MESABI TRUST                   COM            590672101      444   21100.000 SH       SOLE               21100.000
MICRON TECHNOLOGY INC          COM            595112103     1237   71070.000 SH       SOLE               71070.000
MONSANTO CO                    COM            61166W101     1221   25965.000 SH       SOLE               25965.000
MORGAN STANLEY                 COM            617446448     1728   23705.000 SH       SOLE               23705.000
NEWS CORP-CL A                 COM            65248E104     1307   66520.000 SH       SOLE               66520.000
NOKIA CORP-SPON ADR            COM            654902204     1177   59800.000 SH       SOLE               59800.000
NOVARTIS AG-ADR                COM            66987V109     1459   24970.000 SH       SOLE               24970.000
P G & E CORP                   COM            69331C108     1122   26950.000 SH       SOLE               26950.000
PENGROWTH ENERGY TRUST         COM            706902509      332   16900.000 SH       SOLE               16900.000
PEPSICO INC                    COM            713448108     1382   21170.000 SH       SOLE               21170.000
PERMIAN BASIN ROYALTY TRUST    COM            714236106      407   25400.000 SH       SOLE               25400.000
PINNACLE WEST CAPITAL          COM            723484101      297    6600.000 SH       SOLE                6600.000
PLAINS ALL AMER PIPELINE LP    COM            726503105      254    5500.000 SH       SOLE                5500.000
PRUDENTIAL FINANCIAL INC       COM            744320102     1486   19495.000 SH       SOLE               19495.000
QUESTAR CORP                   COM            748356102      347    4245.000 SH       SOLE                4245.000
RAYONIER INC                   COM            754907103      287    7600.000 SH       SOLE                7600.000
REDDY ICE HOLDINGS             COM            75734R105      305   12600.000 SH       SOLE               12600.000
SABINE ROYALTY TRUST           COM            785688102      383    8500.000 SH       SOLE                8500.000
SATYAM COMPUTER SERVICES-ADR   COM            804098101     1262   32615.000 SH       SOLE               32615.000
SIEMENS AG-SPONS ADR           COM            826197501     1261   14480.000 SH       SOLE               14480.000
SUNCOR ENERGY INC              COM            867229106      509    7060.000 SH       SOLE                7060.000
SUNOCO INC                     COM            86764P109      260    4180.000 SH       SOLE                4180.000
SUNOCO LOGISTICS PARTNERS LP   COM            86764L108      251    5600.000 SH       SOLE                5600.000


TARRANT APPAREL GROUP          COM            876289109       48   35000.000 SH       SOLE               35000.000
TEEKAY LNG PARTNERS LP         COM            MHY8564M1      256    8400.000 SH       SOLE                8400.000
TELEFONOS DE MEXICO-SP ADR L   COM            879403780     1509   59005.000 SH       SOLE               59005.000
TOYOTA MOTOR CORP-SPON ADR     COM            892331307     1381   12680.000 SH       SOLE               12680.000
U-STORE-IT TRUST               COM            91274F104      204    9500.000 SH       SOLE                9500.000
UNILEVER N V -NY SHARES        COM            904784709      307   12500.000 SH       SOLE               12500.000
UNITED TECHNOLOGIES CORP       COM            913017109     1617   25530.000 SH       SOLE               25530.000
UNITEDHEALTH GROUP INC         COM            91324p102      400    8125.000 SH       SOLE                8125.000
US BANCORP                     COM            902973304      299    9000.000 SH       SOLE                9000.000
VORNADO REALTY TRUST           COM            929042109     1475   13530.000 SH       SOLE               13530.000
WELLPOINT INC                  COM            94973V107     1102   14300.000 SH       SOLE               14300.000
WELLS FARGO & COMPANY          COM            949746101      824   22780.000 SH       SOLE               22780.000
WET SEAL INC/THE-CLASS A       COM            961840105       61   10000.000 SH       SOLE               10000.000
WINDROSE MEDICAL PROPERTIES    COM            973491103      228   12900.000 SH       SOLE               12900.000
XCEL ENERGY INC                COM            98389B100      304   14700.000 SH       SOLE               14700.000
XTO ENERGY INC                 COM            98385X106      550   13046.001 SH       SOLE               13046.001
YUKOS-SPONSORED ADR            COM            98849W108       44   22200.000 SH       SOLE               22200.000
ZIMMER HOLDINGS INC            COM            98956P102     1471   21800.000 SH       SOLE               21800.000
FMA EQUITY GROWTH LP                                       24573  21895.6926 SH       SOLE              21895.6926
FMA INCOME EQUITY FUND LP                                  20461  17392.4318 SH       SOLE              17392.4318
CAPT'L SERV NT DTD 3/17/99 DUE                oa1115           0  100000.000 SH       SOLE              100000.000
CAPT'L SERV NT DTD 3/21/97 DUE                oa1114           0  100000.000 SH       SOLE              100000.000
CAPT'L SERV NT DTD 4/15/96 DUE                oa1071           0  100000.000 SH       SOLE              100000.000
COSMETIC LASER EYE CENTER                     221990104      417  208333.330 SH       SOLE              208333.330
EQUITY LIFESTYLE PROPERTIES                   29472R108      247    5395.000 SH       SOLE                5395.000